Related party transactions (Details) - Schedule of selling and marketing expenses – related party - Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions (Details) - Schedule of selling and marketing expenses – related party [Line Items]
Relationship	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.
Nature	Online advertising expenses
Total	$ 1,762,652	$ 124,857